Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 26,109	$ 48,819
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	1,321	1,241
Other Long-term Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 24,788	$ 47,578